Description of Business, Basis of Presentation and Significant Accounting Policies - (Useful Lives) (Details) - LIONS GATE ENTERTAINMENT CORP [Member]	Mar. 31, 2025
Distribution Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Distribution Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years
Computer Equipment and Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Computer Equipment and Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years